Schedule of reconciliations of the statutory income tax rate and effective income tax rate (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Provision for income taxes overstated	$ 1,001,038